INCOME TAXES - Other credit carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Recognized credits	$ (68)	$ (37)
Recognized DTA	68	37
Non-recognised other carry forwards		(187)
Non-recognized DTA		45
0 - 5 years
Income taxes
Recognized credits	(68)	(37)
Recognized DTA	$ 68	37
Indefinite
Income taxes
Non-recognised other carry forwards		(187)
Non-recognized DTA		$ 45